Short-term Loans (Tables)	12 Months Ended
Dec. 31, 2021
Debt Disclosure [Abstract]
Schedule of short-term loans
	December 31, 2021	December 31, 2020
Changjiang Li Autonomous County Rural Credit Cooperative Association(“CCCA”) (1)	$-	$306,600
Hunyuan Rural Credit Cooperative Association (2)	784,500	766,500
Bank of Jiangsu (3)	784,500	766,500
Bank of Nanjing (4)	-	1,533,000
Huaxia Bank (5)	784,500	3,105,488
Total	$2,353,500	$6,478,088